Other Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [line items]
Other income	€ 77	€ 68	€ 200
Business disposal gain loss		€ 53	70
Gain on sale of small-sized IRA portfolio	38
Payout annuity business and Bank Owned Life Insurance / Corporate Owned Life Insurance business [member]
Disclosure of other operating income [line items]
Impact of Pension plan Amendment			€ 101
The Netherlands [member]
Disclosure of other operating income [line items]
Retirement benefit plan liability released amount	€ 31